Document and Entity Information	9 Months Ended
Sep. 30, 2022
Document and Entity Information
Document Type	6-K
Entity Registrant Name	CureVac N.V.
Document Period End Date	Sep. 30, 2022
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	Q3
Entity Central Index Key	0001809122
Amendment Flag	false